Cash, Cash Equivalents and Short-term Investments - Additional Information (Detail) (Maximum [Member], Short-term investments [Member])	12 Months Ended
Dec. 31, 2012
Maximum [Member] | Short-term investments [Member]
Cash and Cash Equivalents [Line Items]
Short-term investment maturity period	1 year